TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES [abstract]
Disclosure of trade receivables

1.               TRADE RECEIVABLES

	2019	2020
	RMB’000	RMB’000

Trade receivables	4,563,219	3,782,381
Including: receivables from related parties	3,477,558	2,955,797
Less: Provision for impairment of receivables	(61,135)	(60,704)
	4,502,084	3,721,677

As at December 31, 2019 and 2020, the Group’s trade receivables were all denominated in RMB. The majority of the trade receivable were from state-owned railroad companies or companies in transportation industry.

The passenger railroad services are usually transacted on a cash basis. The Group does not have formal contractual credit terms agreed with its customers for freight services but the trade receivables are usually settled within a period less than one year. As a result, the Group regards any receivable balance within one year being not overdue. The aging analysis of the outstanding trade receivables is as follows:

	2019	2020
	RMB’000	RMB’000

Within 1 year	3,558,842	2,773,713
Over 1 year but within 2 years	747,600	653,062
Over 2 years but within 3 years	172,482	306,410
Over 3 years	84,295	49,196
	4,563,219	3,782,381

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss provision for all trade receivables.

Movements on the provision for impairment of trade receivables are as follows:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000

At December 31	6,203	61,212	61,135
Change of accounting policy	60,704	-	-
At January 1	66,907	61,212	61,135
Reversal of impairment loss provision	(5,689)	-	(358)
Written-off	(6)	(77)	(73)
At December 31	61,212	61,135	60,704

The maximum exposure to credit risk at the reporting date is the carrying value mentioned above. The Group does not hold any collateral as security.